Consolidated Statements of Changes in Stockholder's Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive (Loss) Income
Balance at Dec. 31, 2008	$ 529,760	$ 5,000	$ 460,635	$ 229,837	$ (165,712)
Equity
Dividends	(20,000)	0	0	(20,000)	0
Capital contribution (Note 7)	15,000	0	15,000	0	0
Capital contribution. (Note 7)	0	0	0	0	0
Cumulative effect of change in accounting principles (Note 2)	0	0	0	16,424	(16,424)
Net income (loss)	(23,152)	0	0	(23,152)	0
Other comprehensive income	216,729	0	0	0	216,729
Balance at Dec. 31, 2009	718,337	5,000	475,635	203,109	34,593
Equity
Dividends	(58,000)	0	0	(58,000)	0
Capital contribution (Note 7)	0	0	0	0	0
Capital contribution. (Note 7)	0	0	0	0	0
Cumulative effect of change in accounting principles (Note 2)	0	0	0	0	0
Net income (loss)	13,737	0	0	13,737	0
Other comprehensive income	79,424	0	0	0	79,424
Balance at Dec. 31, 2010	753,498	5,000	475,635	158,846	114,017
Equity
Dividends	(32,000)	0	0	(32,000)	0
Capital contribution (Note 7)	0	0	0	0	0
Capital contribution. (Note 7)	21,576	0	21,576	0	0
Cumulative effect of change in accounting principles (Note 2)	0	0	0	0	0
Net income (loss)	74,115	0	0	74,115	0
Other comprehensive income	103,053	0	0	0	103,053
Balance at Dec. 31, 2011	$ 920,242	$ 5,000	$ 497,211	$ 200,961	$ 217,070